Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 05, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Jul. 05, 2017
Document Effective Date	Jul. 05, 2017
Prospectus Date	Mar. 01, 2017
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class I
Prospectus:
Trading Symbol	ASIMX